                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      __/__/__  (a)
             or fiscal year ending:      12/31/98  (b)

Is this a transition report?: (Y/N)  Y
                                    ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  American National Variable Life Separate Account

     B.   File Number:  811-06160

     C.   Telephone Number:  (409)763-4661


2.   A.   Street:  One Moody Plaza

     B.   City: Galveston   C. State: Texas   D. Zip Code: 77550  Zip Ext: 7999

     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                 ---

4.   Is this the last filing on this form by Registrant? (Y/N)   N
                                                                ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
     [If answer is "Y" (Yes), complete only items 111 through 132.]     ---

6.   Is Registrant a unit invesment trust (UIT)? (Y/N)               Y
     [If answer is "Y" (Yes), complete only items 89 through 110.]  ---

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]                       ---

     B. How many separate series or portfolios did Registrant have at the end of the period?
                          ----

                                                          ----------------------
For period ending  12/31/98                              If filing more than one
                   --------                              Page 47, "X" box:  [_]
File Number 811-06160                                    ----------------------
                -----


UNIT INVESTMENT TRUSTS

111. A.  [_]  Depositor Name:  American National Insurance Company
                               -----------------------------------
     B.  [_]  File Number (If any):
                                     --------
     C.  [_]  City: Galveston   State: Texas    Zip Code: 77550   Zip Ext.:
                    ---------          -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

111. A.  [_]  Depositor Name: __________________________________________________

     B.  [_]  File Number (If any): ____________________

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

112. A.  [_]  Sponsor Name: ____________________________________________________

     B.  [_]  File Number (If any): --------------------

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

112. A.  [_]  Sponsor Name: ____________________________________________________

     B.  [_]  File Number (If any): --------------------

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

                                                         -----------------------
For period ending  12/31/98                              If filing more than one
                   --------                              Page 48, "X" box:   [_]
File Number 811-06160                                    -----------------------
                -----



113. A.  [_]  Trustee Name:
                             ------------------------------------------------
     B.  [_]  City:             State:          Zip Code:         Zip Ext.:
                    ---------          -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

113. A.  [_]  Trustee Name: ____________________________________________________

     B.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

114. A.  [_]  Principal Underwriter Name:  Securities Management and Research,
                                           Inc.
                                           -------------------------------------
     B.  [_]  File Number:  8-_________________

     C.  [_]  City: League City State: Texas    Zip Code: 77573   Zip Ext.:
                    -----------        -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

114. A.  [_]  Principal Underwriter Name:
                                           -----------------------------------
     B.  [_]  File Number:  8-_________________

     C.  [_]  City: _________   State: _____    Zip Code: _____   Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

115. A.  [_]  Independent Public Accountant Name: Arthur Andersen LLP
                                                 --------------------
     B.  [_]  City: Houston     State: Texas    Zip Code: 77002   Zip Ext.:
                    -------            -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

115. A.  [_]  Independent Public Accountant Name: ______________________________

     B.  [_]  City: _______     State: _____    Zip Code: _____   Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

                                                         -----------------------
For period ending  12/31/98                              If filing more than one
                   --------                              Page 49, "X" box:   [_]
File Number 811-06160                                    -----------------------
                -----



116. Family of investment companies information:

     A.  [_]  Is Registrant part of a family of investment companies? (Y/N)  N
                                                                            ---
                                                                            Y/N

     B.  [_]  Identify the family in 10 letters _ _ _ _ _ _ _ _ _ _
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A.  [_]  Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                             ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [_]  Variable annuity contracts? (Y/N)  N
                                                 ---
     C.  [_]  Scheduled premium variable life contracts? (Y/N)  N
                                                               ---

     D.  [_]  Flexible premium variable life contracts? (Y/N)  Y
                                                              ---

     E.  [_]  Other types of insurance products registered under the
              Securities Act of 1933  (Y/N)                            N
                                                                      ---

118. [_] State the number of series existing at the end of the period that had securities registered under the Securities Act of
         1933                                                          14
                                                                      ---

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                    6
                                                                      ---

120. [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                             $ 0
                                                                      ---

121. [_] State the number of series for which a current prospectus
         was in existence at the end of the period                     20
                                                                      ---

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                      0
                                                                      ---

                                                         -----------------------
For period ending  12/31/98                              If filing more than one
                   --------                              Page 50, "X" box:   [_]
File Number 811-06160                                    -----------------------
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123. [_] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                       $ 0
                                                                      ---

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                             $ 0
                                                                      ---

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)                        $ 0
                                                                      ---

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)          $ 0
                                                                      ---

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                Number of            Total Assets           Total Income
                                                 Series                ($000's              Distributions
                                                Investing              omitted)            ($000's omitted)
                                                ---------            ------------          ----------------
A. U.S. Treasury direct issue______             ________             $__________             $__________

B. U.S. Government agency__________             --------             $----------             $----------

C. State and municipal tax-free___              --------             $----------             $----------

D. Public utility debt____________              --------             $----------             $----------

E. Brokers or dealers debt or debt
   of brokers' or dealers parent__              --------             $----------             $----------

F. All other corporate intermed. &
   long-term debt_________________
                                                --------             -----------             -----------

G. All other corporate short-term                2                   $ 2,714                 $  113
   debt___________________________              --------              ----------              ----------

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers_____________              --------             $----------             $----------

I. Investment company equity
   securities_____________________              --------             $----------             $----------

J. All other equity securities____              18                   $45,066                 $2,013
                                                --------             -----------             -----------

K. Other securities_______________              --------             $----------             $----------

L. Total assets of all series
   of registrant__________________              --------             $----------             $----------

For period ending (a) 12/31/98
                      --------
File number (c) 811-06160
                    -----





                                SIGNATURE PAGE


This report is signed on behalf of the registrant in the City of Galveston and State of Texas on the 1st day of March, 1999.







                                American National Variable Life Separate Account
                                ------------------------------------------------
                                Registrant




Witness: /s/ WAYNE CUCCO               /s/ W.F. CARLTON
         -------------------------     ----------------------------
         Name                          Name



         Senior Policy Analyst         Vice President/Assistant Controller
         ---------------------         -----------------------------------------
         Title                         Title